Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Equity-based Compensation Expense Included in Selling, General and Administrative
Equity-based compensation expense is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and related to the following types of equity awards (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Class B Units	$1,771	$555	$490
Restricted Stock Units and Awards	2,662	—	—
Options	1,178	—	—
Total equity-based compensation expense	$5,611	$555	$490

Schedule of Unrecognized Compensation Costs
As of December 31, 2017, unrecognized equity-based compensation related to outstanding awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2017 is presented in the table below. Total unrecognized equity-based compensation expense will be adjusted for actual forfeitures.

	Unrecognized Equity-Based Compensation Expense Related to Outstanding Awards (in thousands)	Remaining Weighted-Average Amortization Period (in years)
Class B Units	$6,647	3.5
Restricted Stock Units and Awards	6,871	2.7
Options	5,855	4.0
Total unrecognized equity-based compensation	$19,373

Schedule of Restricted Stock Award and Restricted Stock Unit Activity
RSA and RSU activity during the year ended December 31, 2017 was as follows:

	Number of RSAs/RSUs (in thousands)	Weighted-Average Grant-Date Fair Value
Outstanding at January 1, 2017	—	n/a
Granted	584	$17.11
Settled	(135)	$15.91
Forfeited	(29)	$15.06
Outstanding at December 31, 2017(1)	420	$17.63
(1) All outstanding RSAs and RSUs at December 31, 2017 are unvested.

Schedule of Stock Options Activity
Stock option activity during the year ended December 31, 2017 was as follows (shares and intrinsic value in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	—
Options granted	784	$15.58		n/a
Options exercised	(3)	$15.00		$14
Options forfeited or expired	(26)	$15.00		n/a
Outstanding at December 31, 2017	755	$15.60	9.5	$3,000

Vested and exercisable as of December 31, 2017	59	$15.00	9.4	$242
Expected to vest as of December 31, 2017	696	$15.65	9.5	$2,758

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company determined the grant-date fair value of the options granted during the year ended December 31, 2017 using the Black-Scholes valuation model with the following weighted-average assumptions:

Expected volatility(1)	63.0%
Expected dividend yield	—%
Expected term (in years)(2)	6.27
Risk-free interest rate	2.0%
Weighted-average grant-date fair value per option	$9.18

(1) Measured using selected high-growth guideline companies and considering the risk factors that would influence the range of expected volatility because the Company does not have sufficient historical data to provide a reasonable basis upon which to estimate the expected volatility.
(2) Expected term represents the estimated period of time until an option is exercised and was determined using the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

Schedule of Stock, Common Units Activity
A summary of the Class B Unit activity for the year ended December 31, 2017 is as follows:

	Class B Units
	Number of Class B Units (in thousands)	Weighted-Average Participation Threshold per Class B Unit
Outstanding at January 1, 2017	6,740	$1.91
Granted	767	$12.00
Exchanged	(51)	$1.81
Forfeited	(35)	$3.48
Outstanding at December 31, 2017	7,421	$2.95

Vested as of December 31, 2017	3,873	$1.41
Expected to vest as of December 31, 2017	3,548	$4.62

Schedule of Share-based Payment Award, Stock, Common Units, Valuation Assumptions
The Company used a third party valuation specialist to assist management in its estimation of the grant-date fair value of the Class B Units on the respective grant dates. As the participation threshold provides a threshold similar to that of an exercise price for a stock option, the Company used option pricing valuation models with the following weighted-average assumptions:

	For the Years Ended December 31,
	2017	2016	2015
Expected volatility(1)	63.0%	68.0%	65.0%
Expected dividend yield	—%	—%	—%
Expected term (in years)(2)	6.3	1.8	2.5
Risk-free interest rate	1.9%	0.9%	1.2%
Weighted-average grant date fair value per Class B Unit	$7.04	$0.34	$0.34
(1) Measured using selected high-growth guideline companies and considering the risk factors that would influence the range of expected volatility because the Company does not have sufficient historical data to provide a reasonable basis upon which to estimate the expected volatility.
(2) In 2017, the expected term represents the estimated period of time until an award is exchanged and was determined using the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.